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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  March 31, 2009
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7733 Forsyth Blvd., Suite 1900
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   05/08/2009
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 70
                                            --------------------------------

Form 13F Information Table Value Total:     $        37,306
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACETO CORP COM                 common           004446100      374    62770 SH       Sole                     9045             53725
ACTIVIDENTITY CORP COM         common           00506P103      541   263665 SH       Sole                    40646            223019
ALASKA AIR GROUP INC COM       common           011659109      538    30610 SH       Sole                     4645             25965
AMERICA SVC GROUP INC COM      common           02364L109      994    76460 SH       Sole                    11372             65088
AMERN ITALIAN PASTA CO CL A    common           027070101     1729    49675 SH       Sole                     6565             43110
ARADIGM CORP COM NEW           common           038505301       32   234969 SH       Sole                                     234969
ART TECHNOLOGY GROUP INC COM   common           04289L107      913   357855 SH       Sole                    50365            307490
ATS MED INC COM                common           002083103     1615   646071 SH       Sole                    84790            561281
AXT INC COM                    common           00246W103       30    35420 SH       Sole                                      35420
American Caresource Holdings,  common           02505a103      122    15980 SH       Sole                                      15980
American Electric Technology,  common           025576109       51    31860 SH       Sole                                      31860
AsiaInfo Holdings, Inc.        common           04518a104      240    14240 SH       Sole                                      14240
BIGBAND NETWORKS INC COM       common           089750509      824   125755 SH       Sole                    19650            106105
Biovail Corporation            common           09067j109      511    46630 SH       Sole                     7505             39125
CALGON CARBON CORP COM         common           129603106      811    57255 SH       Sole                     4690             52565
CAREER ED CORP COM             common           141665109      842    35160 SH       Sole                     5315             29845
CLICKSOFTWARE TECHNOLOGIES     common           M25082104     1039   279295 SH       Sole                    30894            248401
COGENT INC COM                 common           19239Y108      866    72790 SH       Sole                     9780             63010
COMPUTER PROGRAMS & SYS INC CO common           205306103     1226    36860 SH       Sole                     5465             31395
COMPUTER TASK GROUP INC COM    common           205477102      338    98011 SH       Sole                    14003             84008
CRAWFORD & CO CL B COM         common           224633107      504    75050 SH       Sole                     6442             68608
CRYOLIFE INC COM               common           228903100      401    77360 SH       Sole                     9485             67875
CYBERSOURCE CORP DEL COM       common           23251J106      148    10010 SH       Sole                                      10010
Clean Energy Fuels Corporation common           184499101       92    15055 SH       Sole                                      15055
Cray, Inc.                     common           225223304      394   112455 SH       Sole                    17585             94870
DELIA'S INC NEW COM            common           246911101      297   177820 SH       Sole                    26570            151250
DayStar Technologies, Inc.     common           23962q100       63    57245 SH       Sole                                      57245
Dupont Fabros Technology Inc.  common           26613q106      550    79905 SH       Sole                    12335             67570
Energy Recovery, Inc.          common           29270j100      105    13780 SH       Sole                                      13780
FORCE PROTN INC COM NEW        common           345203202      598   124585 SH       Sole                    18946            105639
Falcon Oil & Gas, Ltd.         common           306071101       19    77875 SH       Sole                                      77875
GILAT SATELLITE NETWORKS LTD   common           M51474118      681   202155 SH       Sole                    30890            171265
GRAN TIERRA ENERGY INC COM     common           38500T101      641   255310 SH       Sole                    39595            215715
GigaMedia LTD                  common           y2711y104       58    10460 SH       Sole                                      10460
Global Med Technologies, Inc.  common           37935e101       51   105955 SH       Sole                                     105955
HQ Sustainable Maritime Indust common           40426a208       78    10230 SH       Sole                                      10230
INNODATA ISOGEN INC COM NEW    common           457642205     1154   330563 SH       Sole                    49631            280932
ISHARES TR S+P SMALLCAP 600/BA common           464287887     1315    34200 SH       Sole                                      34200
ITC DELTACOM INCCOM PAR $0.01  common           45031T872       35    50998 SH       Sole                     1575             49423
MULTI-FINELINE ELECTRONIX INC  common           62541B101      491    29145 SH       Sole                     3950             25195
Maiden Holdings Ltd.           common           g5753u112       88    19720 SH       Sole                                      19720
Mindspeed Technologies Inc New common           602682205      383   308729 SH       Sole                    51244            257485
NAVIGANT CONSULTING INC COM    common           63935N107      868    66443 SH       Sole                     7320             59123
NEKTAR THERAPEUTICS COM        common           640268108      754   139935 SH       Sole                    18910            121025
NORTHGATE MINERALS CORP COM    common           666416102      614   458180 SH       Sole                    70410            387770
New Gold, Inc.                 common           644535106       75    39795 SH       Sole                                      39795
ON TRACK INNOVATIONS LTD       common           M8791A109      270   281485 SH       Sole                    37995            243490
OPENTV CORP COM                common           G67543101     1136   752605 SH       Sole                   112070            640535
OPENWAVE SYS INC COM NEW       common           683718308      570   587900 SH       Sole                    91130            496770
ORTHOVITA INC CDT COM          common           68750U102      966   360385 SH       Sole                    32047            328338
Overhill Farms Inc.            common           690212105       72    18730 SH       Sole                                      18730
PEGASYSTEMS INC COM            common           705573103     1501    80850 SH       Sole                     7950             72900
PhotoChannel Networks, Inc.    common           719316200       63    49345 SH       Sole                                      49345
ROCHESTER MED CORP COM         common           771497104      637    57780 SH       Sole                     9120             48660
SAPIENT CORP COM               common           803062108      606   135460 SH       Sole                    13840            121620
SHAW GROUP INC COM             common           820280105      746    27205 SH       Sole                     4205             23000
STAAR SURGICAL CO COM          common           852312305      236   236468 SH       Sole                    37474            198994
STURM RUGER & CO INC           common           864159108      758    61475 SH       Sole                     9460             52015
SWA Reit Ltd                   common           p85441114        0    15110 SH       Sole                                      15110
Shuffle Master, Inc.           common           825549108       98    33985 SH       Sole                                      33985
SkillSoft PLC                  common           830928107      101    15035 SH       Sole                      410             14625
Smith & Wesson Holding Corpora common           831756101      811   134795 SH       Sole                    20849            113946
TIER TECHNOLOGIES INC CL B     common           88650Q100      584   126061 SH       Sole                    19005            107056
TIVO INC COM                   common           888706108      909   129180 SH       Sole                    18230            110950
TRANSACT TECHNOLOGIES INC COM  common           892918103       42    16255 SH       Sole                                      16255
TeleCommunication Systems, Inc common           87929j103      205    22305 SH       Sole                                      22305
UNITED THERAPEUTICS CORP DEL C common           91307C102     1094    16560 SH       Sole                     1835             14725
UNIVERSAL TECHNICAL INST INC C common           913915104      549    45760 SH       Sole                     6570             39190
ZHONGPIN INC COM               common           98952K107     1135   127780 SH       Sole                    19400            108380
inContact, Inc.                common           45336e109      126    55800 SH       Sole                                      55800
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